Severance Indemnities and Pension Plans	12 Months Ended
Mar. 31, 2011
Severance Indemnities and Pension Plans
Severance Indemnities and Pension Plans

13.    SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded contributory and non-contributory defined benefit pension plans ("pension benefits"), which cover substantially all of their employees and provide for lifetime annuity payments commencing at age 65 based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans ("CDBPs") which provide benefits to all their domestic employees. MUTB has a contributory CDBP similar to these non-contributory CDBPs.

In addition to the CDBPs, BTMU and MUTB have non-contributory closed Tax-Qualified Pension Plans ("closed TQPPs"), which are defined benefit pension plans that provide benefits to certain retired employees, excluding directors in Japan, based on eligible compensation at the time of severance, years of service and other factors. MUTB also has a contributory closed TQPP in addition to the non-contributory closed TQPPs.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has severance indemnities plans ("SIP"s) under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group's foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits ("other benefits").

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2009, 2010 and 2011 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥39,443	¥41,823	¥39,713	¥7,448	¥945	¥6,414	¥872	¥6,092	¥909
Interest costs on projected benefit obligation	32,926	29,071	33,184	11,301	1,369	10,587	1,226	10,900	1,335
Expected return on plan assets	(68,710)	(49,826)	(56,105)	(16,820)	(1,373)	(15,309)	(936)	(16,220)	(1,086)
Amortization of net actuarial loss	1,653	51,980	15,600	2,133	320	2,682	678	1,386	516
Amortization of prior service cost	(7,373)	(9,801)	(10,576)	77	(78)	39	(67)	51	(61)
Amortization of net obligation at transition	(5)	(1)	—	—	192	—	123	—	115
Loss on settlements and curtailment	4,463	3,037	3,706	—	—	—	—	—	—

Net periodic benefit cost	¥2,397	¥66,283	¥25,522	¥4,139	¥1,375	¥4,413	¥1,896	¥2,209	¥1,728

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2009	2010	2011	2009		2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.93%	1.66%	2.05%	5.74%	6.01%	5.70%	5.77%	6.10%	6.04%
Discount rates in determining benefit obligation	1.66	2.05	1.91	5.70	5.77	6.10	6.04	5.67	5.36
Rates of increase in future compensation level for determining expense	3.10	3.07	3.06	4.51	—	4.64	—	4.72	—
Rates of increase in future compensation level for determining benefit obligation	3.07	3.06	3.23	4.64	—	4.72	—	4.67	—
Expected rates of return on plan assets	3.13	3.02	2.98	7.84	8.00	7.50	8.00	7.49	8.00

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	UNBC		Other than UNBC
	2010(1)	2011(1)	2010(1)	2011(1)
Initial trend rate	9.38%	9.12%	8.00%	7.50%
Ultimate trend rate	5.00%	5.00%	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2018	2018	2016	2016

	UNBC		Other than UNBC
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥266	¥(221)	¥73	¥(57)
Effect on postretirement benefit obligation	2,273	(1,934)	898	(695)

Note:

(1)	Fiscal periods of UNBC and foreign subsidiaries end on December 31. Therefore, above tables present the rates and amounts at December 31, 2009 and 2010, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2010 and 2011:

	Domestic subsidiaries				Foreign offices and subsidiaries
	2010		2011		2010		2011
	Non-contributory pension benefits and SIP	Contributory pension benefits	Non-contributory pension benefits and SIP	Contributory pension benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,408,695	¥389,060	¥1,303,012	¥367,501	¥179,523	¥22,990	¥193,008	¥23,552
Service cost	35,593	6,230	34,320	5,393	6,414	872	6,092	909
Interest cost	22,569	6,502	25,608	7,576	10,587	1,226	10,900	1,335
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Acquisitions/ Divestitures	(19,084)	—	(577)	—	—	—	19	—
Amendments	(19)	—	8,242	—	—	—	1	—
Actuarial loss (gain)	(75,323)	(22,251)	26,935	13,353	766	(349)	14,290	1,944
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Lump-sum payment	(17,630)	—	(16,805)	—	(79)	(12)	(194)	(10)
Translation adjustments	—	—	—	—	2,705	179	(22,671)	(2,802)

Benefit obligation at end of fiscal year	1,303,012	367,501	1,328,152	381,457	193,008	23,552	195,080	23,653

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,249,747	407,340	1,436,335	474,487	145,529	11,383	183,445	14,240
Actual return (loss) on plan assets	211,838	73,637	(61,992)	(17,535)	30,292	2,912	23,418	1,679
Employer contributions	33,599	5,550	26,737	6,787	12,452	1,209	11,728	1,168
Acquisitions/ Divestitures	(7,060)	—	13	—	—	—	26	—
Plan participants' contributions	—	1,065	—	1,061	14	408	12	439
Benefits paid	(51,789)	(13,105)	(52,583)	(13,427)	(6,922)	(1,762)	(6,377)	(1,714)
Translation adjustments	—	—	—	—	2,080	90	(22,122)	(1,769)

Fair value of plan assets at end of fiscal year	1,436,335	474,487	1,348,510	451,373	183,445	14,240	190,130	14,043

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥176,107	¥106,986	¥71,972	¥69,916	¥7,732	¥—	¥9,947	¥—
Accrued benefit cost	(42,784)	—	(51,614)	—	(17,295)	(9,312)	(14,897)	(9,610)

Net amount recognized	¥133,323	¥106,986	¥20,358	¥69,916	¥(9,563)	¥(9,312)	¥(4,950)	¥(9,610)

The aggregated accumulated benefit obligations of these plans at March 31, 2010 and 2011 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Aggregated accumulated benefit obligations	¥1,654,197	¥1,685,442	¥176,662	¥181,239

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010	2011
	(in millions)
Projected benefit obligations	¥112,287	¥115,835	¥40,061	¥27,588
Accumulated benefit obligations	107,247	110,342	38,926	26,927
Fair value of plan assets	69,503	69,059	23,855	12,750

BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥11,247 million, ¥13,617 million and ¥17,098 million, respectively.

For the fiscal year ended March 31, 2009, the MUFG Group adopted the measurement date provision of the pension accounting guidance which changed the measurement date for the plan assets and benefit obligations of BTMU and certain domestic subsidiaries to coincide with the MUFG Group's fiscal year-end date. The MUFG Group recorded a decrease in the beginning balance of retained earnings by ¥132 million, net of taxes, and a decrease in the beginning balance of accumulated other changes in equity from nonowner sources by ¥131,574 million, net of taxes, as a result of adopting this provision.

The following table presents the amounts recognized in accumulated other changes in equity from nonowner sources of the MUFG Group at March 31, 2010 and 2011:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥336,910	¥493,526	¥55,454	¥6,690	¥54,427	¥6,709
Prior service cost	(62,083)	(43,264)	229	(304)	172	(181)
Net obligation at transition	—	—	—	363	—	245

Gross pension liability adjustments	274,827	450,262	55,683	6,749	54,599	6,773
Taxes	(110,688)	(180,954)	(21,930)	(2,607)	(21,486)	(2,675)

Net pension liability adjustments	¥164,139	¥269,308	¥33,753	¥4,142	¥33,113	¥4,098

The following table presents the changes in equity from nonowner sources in the fiscal years ended March 31, 2010 and 2011:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(337,425)	¥175,922	¥(14,070)	¥(2,330)	¥7,129	¥1,360
Prior service cost arising during the year	504	8,243	1	—	28	34
Losses (gains) due to amortization:
Net actuarial loss	(51,980)	(15,600)	(2,682)	(678)	(1,386)	(516)
Prior service cost	9,801	10,576	(39)	67	(51)	61
Net obligation at transition	1	—	—	(123)	—	(115)
Curtailment and settlement	(3,037)	(3,706)	—	—	—	—
Foreign currency translation adjustments	—	—	938	148	(6,804)	(800)

Total changes in Accumulated other changes in equity from nonowner sources	¥(382,136)	¥175,435	¥(15,852)	¥(2,916)	¥(1,084)	¥24

The following table presents the expected amounts that will be amortized from accumulated other changes in equity from nonowner sources as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2012:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥28,298	¥3,805	¥520
Prior service cost	(10,465)	29	(55)
Net obligation at transition	—	—	82

Total	¥17,833	¥3,834	¥547

Investment policies

MUFG's investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2011 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	24.8%	0.2%	—%
Japanese debt securities	47.7	0.1	—
Non-Japanese equity securities	16.1	60.0	70.0
Non-Japanese debt securities	7.5	30.7	30.0
Real estate	—	8.2	—
Short-term assets	3.9	0.8	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG's expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as below:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants' benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2012 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥51.8	billion
For the pension benefits of foreign offices and subsidiaries	2.3	billion
For the other benefits of foreign offices and subsidiaries	1.2	billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2012	¥80,436	¥6,505	¥1,350
2013	80,245	7,082	1,444
2014	82,658	7,664	1,557
2015	84,609	8,252	1,656
2016	86,396	9,094	1,764
Thereafter (2017-2021)	442,027	59,054	10,308

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the valuation hierarchy described in Note 29 "Fair Value."

Government bonds and other debt securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of securities and such securities are classified in Level 1 of the valuation hierarchy. Level 1 securities include Japanese government bonds, most of non-Japanese government bonds and certain corporate bonds. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the valuation hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the valuation hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted market prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the valuation hierarchy. When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds' investments, Japanese pooled funds are categorized into four major fund types; Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values and generally classified in Level 2 of the valuation hierarchy. Japanese pooled funds classified in Level 3 of the valuation hierarchy have underlying investments in non-Japanese debt securities and loans receivable whose fair values are measured by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted market prices and classified in Level 1 or Level 2 of the valuation hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values. The funds for which the fair values are measured at their net asset value are classified either in Level 2 or Level 3 depending on the nature of any restrictions on the investor's ability to redeem its investments at the measurement date or in the near future. Other investment funds classified in Level 3 of the valuation hierarchy mainly consist of certain private investment funds and real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds' liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 in the valuation hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short term investments. These instruments are generally classified in Level 1 or Level 2 of the valuation hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2010 and 2011:

Pension benefits and SIP Investments:

At March 31, 2010	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥105,424	¥—	¥—	¥105,424	¥—	¥—	¥—	¥—
Non-Japanese government bonds	30,787	2,217	—	33,004	3,793	—	—	3,793
Other debt securities(1)	2,675	51,562	2,813	57,050	—	14,849	—	14,849
Japanese marketable equity securities(2)	700,991	1,372	—	702,363	—	—	—	—
Non-Japanese marketable equity securities	34,265	1,262	—	35,527	13,284	—	—	13,284
Japanese pooled funds:
Japanese marketable equity securities(2)	—	119,103	—	119,103	—	—	—	—
Japanese debt securities(1)	—	243,673	—	243,673	—	—	—	—
Non-Japanese marketable equity securities	—	146,050	—	146,050	—	—	—	—
Non-Japanese debt securities	—	96,557	6,209	102,766	—	—	—	—
Other	—	11,958	2,501	14,459	—	—	—	—

Total pooled funds	—	617,341	8,710	626,051	—	—	—	—

Other investment funds	—	77,682	26,934	104,616	67,284	77,368	5,085	149,737	(4)
Japanese general account of life insurance companies(3)	—	153,644	—	153,644	—	—	—	—
Other investments	1,584	91,559	—	93,143	451	768	563	1,782

Total	¥875,726	¥996,639	¥38,457	¥1,910,822	¥84,812	¥92,985	¥5,648	¥183,445

At March 31, 2011	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥81,695	¥—	¥—	¥81,695	¥—	¥—	¥—	¥—
Non-Japanese government bonds	41,397	2,406	—	43,803	3,304	4,693	—	7,997
Other debt securities(1)	4,294	53,829	6,356	64,479	—	8,794	—	8,794
Japanese marketable equity securities(2)	620,056	86	—	620,142	—	—	—	—
Non-Japanese marketable equity securities	21,755	446	93	22,294	14,350	—	—	14,350
Japanese pooled funds:
Japanese marketable equity securities(2)	—	87,472	—	87,472	—	—	—	—
Japanese debt securities(1)	—	236,111	—	236,111	—	—	—	—
Non-Japanese marketable equity securities	—	158,832	—	158,832	—	—	—	—
Non-Japanese debt securities	—	72,564	6,313	78,877	—	—	—	—
Other	—	9,058	2,501	11,559	—	—	—	—

Total pooled funds	—	564,037	8,814	572,851	—	—	—	—

Other investment funds	—	102,855	37,694	140,549	84,315	63,551	9,982	157,848	(4)
Japanese general account of life insurance companies(3)	—	150,583	—	150,583	—	—	—	—
Other investments	2,053	101,434	—	103,487	72	713	356	1,141

Total	¥771,250	¥975,676	¥52,957	¥1,799,883	¥102,041	¥77,751	¥10,338	¥190,130

Notes:

(1)	These debt securities include debt securities issued by the MUFG Group in the amount of ¥1,331 million (0.07% of plan assets) and ¥1,821 million (0.10% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(2)	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,169 million (0.38% of plan assets) and ¥5,522 million (0.31% of plan assets) to the pension benefits and SIPs at March 31, 2010 and 2011, respectively.
(3)	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.18% (from April 1, 2009 to March 31, 2010) and 1.24% (from April 1, 2010 to March 31, 2011).
(4)	Other investment funds of the foreign offices and subsidiaries are mainly comprised of ¥62,688 million of mutual funds and ¥31,003 million of common collective funds, and of ¥79,520 million of mutual funds and ¥19,829 million of common collective funds, which were held by UNBC at December 31, 2009 and 2010, respectively.

Other post retirement plan investments:

Foreign offices and subsidiaries
	March 31, 2010				March 31, 2011
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)				(in millions)
Other investment funds(1)	¥7,897	¥6,343	¥—	¥14,240	¥7,980	¥6,063	¥—	¥14,043

Note:

(1)	Other investment funds mainly consist of mutual funds and common collective funds.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2010 and 2011:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other debt securities	¥5,348	¥387	¥107	¥(3,270)	¥303	¥(62)	¥2,813
Non-Japanese marketable equity securities	7	—	—	(7)	—	—	—
Japanese pooled funds:
Non-Japanese debt securities	5,081	—	1,128	—	—	—	6,209
Other	2,503	—	(2)	—	—	—	2,501

Total pooled funds	7,584	—	1,126	—	—	—	8,710

Other investment funds	17,848	(100)	2,885	6,301	—	—	26,934

Total	¥30,787	¥287	¥4,118	¥3,024	¥303	¥(62)	¥38,457

	Foreign offices and subsidiaries
Assets category	March 31, 2009	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2010
	(in millions)
Other investment funds	¥7,481	¥—	¥(2,501)	¥105	¥—	¥—	¥5,085
Other investments	400	—	27	136	—	—	563

Total	¥7,881	¥—	¥(2,474)	¥241	¥—	¥—	¥5,648

	Domestic subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other debt securities	¥2,813	¥(25)	¥(117)	¥4,222	¥—	¥(537)	¥6,356
Non-Japanese marketable equity securities	—	—	(24)	117	—	—	93
Japanese pooled funds:
Non-Japanese debt securities	6,209	—	104	—	—	—	6,313
Other	2,501	—	—	—	—	—	2,501

Total pooled funds	8,710	—	104	—	—	—	8,814

Other investment funds	26,934	(41)	1,845	8,956	—	—	37,694

Total	¥38,457	¥(66)	¥1,808	¥13,295	¥—	¥(537)	¥52,957

	Foreign offices and subsidiaries
Assets category	March 31, 2010	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2011
	(in millions)
Other investment funds	¥5,085	¥—	¥129	¥4,366	¥402	¥—	¥9,982
Other investments	563	—	(28)	(179)	—	—	356

Total	¥5,648	¥—	¥101	¥4,187	¥402	¥—	¥10,338

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2009, 2010 and 2011 were ¥5,242 million, ¥4,735 million and ¥5,525 million, respectively.